34) Insurance technical provisions and pension plans (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)		R$ 238,661,529	R$ 232,459,697
Mathematical reserve for vested benefits (PMBC)		11,016,557	9,305,981
Reserve for claims incurred but not reported (IBNR)		4,985,816	4,594,017
Unearned premium reserve		6,101,011	5,497,173
Reserve for unsettled claims (PSL)		6,570,693	5,966,183
Reserve for financial surplus (PET)		783,786	622,703
Other technical provisions		11,345,992	9,856,937
Total	[1]	279,465,384	268,302,691
Non-Life and Health [member]
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	[2],[3]	1,225,279	1,462,699
Mathematical reserve for vested benefits (PMBC)	[2],[3]	612,835	410,410
Reserve for claims incurred but not reported (IBNR)	[2],[3]	4,040,072	3,655,551
Unearned premium reserve	[2],[3]	4,381,913	4,454,214
Reserve for unsettled claims (PSL)		4,893,477	4,432,487
Reserve for financial surplus (PET)	[2],[3]		0
Other technical provisions	[2],[3]	3,404,474	2,028,532
Total	[2],[3]	18,558,050	16,443,893
Life and Pension [member]
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	[3],[4]	237,436,250	230,996,998
Mathematical reserve for vested benefits (PMBC)	[3],[4]	10,403,722	8,895,571
Reserve for claims incurred but not reported (IBNR)	[3],[4]	945,744	938,466
Unearned premium reserve	[3],[4]	1,719,098	1,042,959
Reserve for unsettled claims (PSL)		1,677,216	1,533,696
Reserve for financial surplus (PET)	[3],[4]	783,786	622,703
Other technical provisions	[3],[4]	7,941,518	7,828,405
Total	[3],[4]	R$ 260,907,334	R$ 251,858,798

[1]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	"Other technical provisions" - Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$3,044,169 thousand;
[3]	It includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$172,706 thousand, of which R$132,078 thousand for Insurance and R$40,628 thousand for Life and Pension Plans;
[4]	The "Other technical provisions" line of Life and Pension Plan substantially includes "Provision for redemptions and other amounts to be settled" in the amount of R$2,822,392 thousand, "Provision of related expenses" of R$633,768 thousand, "Complementary Provision for Coverage (PCC)" in the amount of R$3,161,509 thousand and" Other technical provisions" of R$1,305,127 thousand;